The Ambassador Fund (the “Fund”)

(Ticker Symbol: EMPIX)

A series of Investment Managers Series Trust II

Supplement dated July 27, 2022, to the currently effective

Summary Prospectus.

Effective immediately, the following paragraph replaces the sixth paragraph under the “Summary Section – Principal Investment Strategies” section of the Fund’s Summary Prospectus:

The Cat Bonds and other insurance-linked securities in which the Fund seeks to invest substantially all of its assets are typically only available to “qualified institutional buyers” (or “QIBs”), as defined in Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). To qualify as a QIB, the Fund generally must have at least $100 million in assets or qualify under another provision of the QIB definition under Rule 144A. For any period during which the Fund does not qualify as a QIB, it will not be able to purchase Cat Bonds or other insurance-linked securities under Rule 144A, which may prevent the Fund from achieving its investment objective.

Effective immediately, the following paragraph replaces the “QIB Qualification Risk” in the “Summary Section – Principal Risks of Investing” section of the Fund’s Summary Prospectus:

QIB Qualification Risk: The Cat Bonds and other insurance-linked securities in which the Fund seeks to invest substantially all of its assets are typically only available to “qualified institutional buyers” (or “QIBs”), as defined in Rule 144A under the 1933 Act. To qualify as a QIB, the Fund generally must have at least $100 million in assets or qualify under another provision of the QIB definition under Rule 144A. Upon commencing operations, the Fund may not immediately qualify as a QIB. Additionally, after the Fund qualifies as a QIB, it may fail to qualify as a QIB at some point in the future. For any period during which the Fund does not qualify as a QIB, it will not be able to purchase Cat Bonds or other insurance-linked securities under Rule 144A, which may prevent the Fund from achieving its investment objective.

Please file this Supplement with your records.

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